Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
Property and equipment, net

	September 30, 2017	December 31, 2016
Scientific equipment	$1,586	$993
Leasehold improvements	192	57
Furniture and fixtures	31	27
Computers and software	26	26
Construction in process	—	17
Property and equipment, gross	1,835	1,120
Less: accumulated depreciation	(776)	(617)
Property and equipment, net	$1,059	$503

Depreciation and amortization expense was $70 and $46 for the three months ended September 30, 2017 and 2016, respectively, and $159 and $132 for the nine months ended September 30, 2017 and 2016, respectively.
Accrued expenses and other current liabilities

	September 30, 2017	December 31, 2016
Accrued Northwestern University License Agreements fee (Note 11)	$—	$1,500
Accrued legal expenses	1,004	123
Accrued payroll-related expenses	513	423
Other accrued expenses	979	114
Accrued expenses and other current liabilities	$2,496	$2,160

Property and Equipment
Components of property and equipment were as follows:

	December 31,
	2016	2015
Scientific equipment	$993	$627
Leasehold improvements	57	57
Furniture and fixtures	27	17
Computers and software	26	14
Construction in process	17	107
Property and equipment, gross	1,120	822
Less: accumulated depreciation	(617)	(437)
Property and equipment, net	$503	$385

Construction in process at December 31, 2015 represents the purchase of scientific equipment in December 2015 that was placed in service during the second quarter of 2016.